TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance at the beginning of the year	$ 652	$ 510
Increase in tax positions	190	199
Decrease in tax positions	(137)	(57)
Balance at the end of the year	$ 705	$ 652